Variable Interest Entities and Securitizations (Carrying Amounts and Classification of Assets and Liabilities on Consolidated Balance Sheets that Relate to Variable Interests in Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets		¥ 24,302,543	¥ 24,998,493
Loans		83,204,742	81,804,233
Total		204,255,642	200,456,304	¥ 193,810,151
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions		1,832,870	1,919,249
Trading account liabilities		13,115,270	13,591,740
Total		194,751,942	191,684,247
Maximum exposure to loss		538,000	628,000
Unconsolidated VIEs
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets		89,000	85,000
Investments		210,000	254,000
Loans		163,000	237,000
Total		462,000	576,000
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions		38,000	31,000
Trading account liabilities		1,000	1,000
Total		39,000	32,000
Maximum exposure to loss	[1]	¥ 538,000	¥ 628,000

[1]	This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet exposures and off-balance-sheet liabilities such as undrawn commitments.